Pension Benefits - Summary of major categories of plan assets (Detail) - Pension defined benefit plans [member]	Mar. 31, 2023	Mar. 31, 2022
Disclosure In Tabular Form Of Portfolio Of Plan Assets In Percentage Terms [Line Items]
Cash and cash equivalents	1.00%	1.00%
Equity instruments	33.00%	45.00%
Debt instruments	39.00%	43.00%
Other	27.00%	11.00%
Percentage Contributed To Fair Value Of Plan Assets	100.00%	100.00%